Recoverable taxes - Schedule of estimated recovery of ICMS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 4,203,639	R$ 3,783,271
ICMS [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	1,365,128	R$ 1,312,990
ICMS [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	508,145
ICMS [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	381,560
ICMS [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	238,701
ICMS [member] | From 3 to 5 Years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 236,722